Stock Plan Activity (Parenthetical) (Detail) - Stock Replacement Awards - Nokia Devices And Services Business shares in Millions	12 Months Ended
Jun. 30, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted | shares	4
Weighted average grant-date fair value	$ 37.64